Offerings - Offering: 1	Oct. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	5,970,181
Proposed Maximum Offering Price per Unit	9.51
Maximum Aggregate Offering Price	$ 56,776,421.31
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,840.82
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the 'Securities Act'), this registration statement also covers any additional securities that may be offered or issued in connection with any stock dividend, stock split, recapitalization or similar transaction. (2) Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $9.51, which is the average of the high and low prices of the registrant's common stock, par value $0.01 per share ('Common Stock') on October 20, 2025, on the Nasdaq Capital Market. (3) Consists of 5,970,181 shares of Common Stock, including 2,604,491 shares of Common Stock issuable upon the exercise of certain outstanding warrants.